Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 11,253,459	$ 6,913,996
Less: expected credit losses
Accounts receivable, net	$ 11,253,459	$ 6,913,996